Expense Example	Prospectus #1 Calvert High Yield Bond Fund Class A 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class A 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class C 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class I 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 10 Years	Prospectus #1 Calvert Income Fund Class A 1 Year	Prospectus #1 Calvert Income Fund Class A 3 Years	Prospectus #1 Calvert Income Fund Class A 5 Years	Prospectus #1 Calvert Income Fund Class A 10 Years	Prospectus #1 Calvert Income Fund Class C 1 Year	Prospectus #1 Calvert Income Fund Class C 3 Years	Prospectus #1 Calvert Income Fund Class C 5 Years	Prospectus #1 Calvert Income Fund Class C 10 Years	Prospectus #1 Calvert Income Fund Class I 1 Year	Prospectus #1 Calvert Income Fund Class I 3 Years	Prospectus #1 Calvert Income Fund Class I 5 Years	Prospectus #1 Calvert Income Fund Class I 10 Years	Prospectus #1 Calvert Income Fund Class R6 1 Year	Prospectus #1 Calvert Income Fund Class R6 3 Years	Prospectus #1 Calvert Income Fund Class R6 5 Years	Prospectus #1 Calvert Income Fund Class R6 10 Years	Prospectus #1 Calvert Core Bond Fund Class A 1 Year	Prospectus #1 Calvert Core Bond Fund Class A 3 Years	Prospectus #1 Calvert Core Bond Fund Class A 5 Years	Prospectus #1 Calvert Core Bond Fund Class A 10 Years	Prospectus #1 Calvert Core Bond Fund Class I 1 Year	Prospectus #1 Calvert Core Bond Fund Class I 3 Years	Prospectus #1 Calvert Core Bond Fund Class I 5 Years	Prospectus #1 Calvert Core Bond Fund Class I 10 Years	Prospectus #1 Calvert Core Bond Fund Class R6 1 Year	Prospectus #1 Calvert Core Bond Fund Class R6 3 Years	Prospectus #1 Calvert Core Bond Fund Class R6 5 Years	Prospectus #1 Calvert Core Bond Fund Class R6 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class A 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class C 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class I 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 10 Years	Prospectus #1 Calvert Mortgage Access Fund Class A 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class A 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class C 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class C 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class I 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class I 3 Years	Prospectus #1 Calvert Mortgage Access Fund Class R6 1 Year	Prospectus #1 Calvert Mortgage Access Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 10 Years
USD ($)	426	639	870	1,532	280	557	959	1,886	79	246	428	954	69	220	383	858	417	612	823	1,431	271	530	913	1,788	69	218	379	847	64	202	351	786	398	575	766	1,319	50	179	319	728	47	169	303	692	301	464	641	1,153	254	479	826	1,605	52	165	288	648	46	144	252	567	437	739	292	658	91	350	91	350	74	241	423	949	48	162	286	648	44	149	264	599